Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Schedule of accounts receivable, net
	As of December 31,
	2015	2016
	RMB	RMB
Accounts receivable	254,510	519,767
Allowance for doubtful accounts	(13,246)	(16,792)
Accounts receivable, net	241,264	502,975

Schedule of allowance for doubtful accounts for accounts receivables
	2014	2015	2016
	RMB	RMB	RMB
Balance at the beginning of the year	12,655	16,587	13,246
Provision for doubtful accounts	3,932	4,991	3,700
Write-offs	—	(8,332)	(154)
Balance at the end of the year	16,587	13,246	16,792

Schedule of estimated useful lives of property, plant and equipment
	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

Schedule of depreciation methods and estimated useful lives
	2014	2015	2016
	RMB	RMB	RMB
Commission and fees under operating costs	5,508	2,056	185
Selling expenses	1,282	1,180	1,590
General and administrative expenses	21,445	15,147	11,717
Depreciation for the year	28,235	18,383	13,492

Schedule of intangible assets, net
		As of December 31, 2015
	Useful life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	20,111	—	(16,404)	3,707
Trade name	9.4 to 10	8,898	(4,808)	—	4,090
Customer relationship	4.6 to 9.8	61,186	(51,264)	(2,953)	6,969
Non-compete agreement	3 to 6.25	69,075	(33,819)	(34,692)	564
Agency agreement and license	4.6 to 9.8	20,404	(15,949)	(77)	4,378
Software and system	5 to 10	5,680	(5,680)	—	—
		185,354	(111,520)	(54,126)	19,708

		As of December 31, 2016
	Useful life (Years)	Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
		RMB	RMB	RMB	RMB
Brand name	Indefinite	20,111	—	(16,404)	3,707
Trade name	9.4 to 10	8,898	(5,750)	—	3,148
Customer relationship	4.6 to 9.8	60,696	(53,324)	(2,953)	4,419
Non-compete agreement	3 to 6.25	52,195	(22,539)	(29,515)	141
Agency agreement and license	4.6 to 9.8	19,924	(16,790)	(77)	3,057
Software and system	2 to 10	65,680	(20,680)	—	45,000
		227,504	(119,083)	(48,949)	59,472

Schedule of fair value measurements of the group's assets and liabilities

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	2,026,256	—	2,026,256	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	2,797,842	—	2,797,842	—